Taxation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Taxation
13	TAXATION

(a)	Taxation in the consolidated statements of comprehensive income represents:

		2019	2018	2017
	Note	Million	Million	Million
Current tax
Provision for the PRC enterprise income tax on the estimated taxable profits for the year	(i)	36,989	34,395	36,945
Provision for Hong Kong profits tax on the estimated assessable profits for the year	(ii)	269	275	260

		37,258	34,670	37,205
Deferred tax
Origination and reversal of temporary differences, net (note 22)		(1,916)	1,274	(3,482)

		35,342	35,944	33,723

Note:

(i)
The provision for the PRC enterprise income tax is based on the statutory tax rate of 25% (2018: 25%; 2017: 25%) on the estimated taxable profits determined in accordance with the relevant income tax rules and regulations of the PRC for the year ended December 31, 2019. Certain subsidiaries of the Company enjoy the preferential tax rate of 15% (2018: 15%; 2017: 15%).

(ii)	The provision for Hong Kong profits tax is calculated at 16.5% (2018: 16.5%; 2017: 16.5%) of the estimated assessable profits for the year ended December 31, 2019.

(iii)
Pursuant to the “Notice regarding Matters on Determination of Tax Residence Status of Chinese-controlled Offshore Incorporated Enterprises under Rules of Effective Management” issued by SAT in 2009 (“2009 Notice”), the Company is qualified as a PRC offshore-registered resident enterprise. Accordingly, the dividend income of the Company from its subsidiaries in the PRC is exempted from PRC enterprise income tax.

(b)	Reconciliation between income tax expense and accounting profit at applicable tax rates:

	2019	2018	2017
	Million	Million	Million
Profit before taxation	142,133	153,895	148,137

Notional tax on profit before tax, calculated at the PRC’s statutory tax rate of 25% (Note)	35,533	38,474	37,034
Tax effect of non-taxable items
– Income from investments accounted for using the equity method	(3,160)	(3,465)	(2,487)
– Interest and other income	(75)	(131)	(41)
Tax effect of non-deductible expenses on the PRC operations	1,211	604	772
Tax effect of non-deductible expenses on Hong Kong operations	114	85	70
Rate differential of certain PRC operations (note 13(a)(i))	(930)	(1,835)	(2,317)
Rate differential of Hong Kong operations (note 13(a)(ii))	(177)	(189)	(182)
Tax effect of deductible temporary difference for which no deferred tax asset was recognized	668	1,414	154
Tax effect of deductible tax loss for which no deferred tax asset was recognized	2,019	1,267	818
Others	139	(280)	(98)

Taxation	35,342	35,944	33,723

Note: The PRC’s statutory tax rate is adopted as the majority of the Group’s operations are subject to this rate.

(c)	The tax (charged)/credited relating to components of other comprehensive income is as follows:

	2019			2018			2017
	Before tax Million	Tax charged Million	After tax Million	Before tax Million	Tax charged Million	After tax Million	Before tax Million	Tax credited Million	After tax Million
Change in value of available-for-sale financial assets	—	—	—	—	—	—	(7)	2	(5)
Changes in value of financial assets at FVOCI	(74)	(1)	(75)	(168)	—	(168)	—	—	—
Currency translation differences	683	—	683	1,160	—	1,160	(735)	—	(735)
Share of other comprehensive income/(loss) of investments accounted for using the equity method	442	—	442	1,248	—	1,248	(1,038)	—	(1,038)

Other comprehensive income/(loss)	1,051	(1)	1,050	2,240	—	2,240	(1,780)	2	(1,778)

Current tax		—			—			—
Deferred tax		(1)			—			2

		(1)			—			2